CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 166,690	$ 25,620	¥ 520,452	¥ 198,523
Time deposit			69,430
Restricted cash	245,320	37,705	4,002
Notes Receivable	6,000	922
Accounts receivable, net	599,280	92,108	355,880	273,536
Prepayments and other current assets	306,092	47,045	189,740	105,387
Total current assets	1,323,382	203,400	1,139,504	577,446
Non-current assets:
Property and equipment, net	50,873	7,819	52,618	35,840
Intangible assets, net	9,426	1,449	5,313	402
Goodwill	537	83
Deferred tax assets	18,392	2,827	7,118
Other non-current assets	487	75	3,947	4,558
Total non-current assets	79,715	12,253	68,996	40,800
Total assets	1,403,097	215,653	1,208,500	618,246
Current liabilities:
Short-term bank loans	266,019	40,886	65,000	0
Accounts payable	208,152	31,994	49,564	99,559
Salary and welfare payables	60,696	9,329	42,820	33,539
Taxes payable	103,331	15,882	66,851	26,112
Deferred revenues	13,391	2,058	21,057	18,368
Advances from customers	116,847	17,959	109,381	112,782
Accrued expenses and other current liabilities	90,721	13,944	76,578	67,292
Total current liabilities	859,157	132,052	431,251	357,652
Non-current liabilities:
Deferred tax liabilities	249	38
Total non-current liabilities	249	38
Total liabilities	859,406	132,090	431,251	357,652
Commitments and contingencies
Mezzanine equity
Convertible preferred shares				476,018
Shareholders' equity:
Additional paid-in capital	1,107,201	170,174	1,090,991
Statutory Reserve	6,730	1,034	6,662	0
Accumulated other comprehensive loss	(30,539)	(4,694)	(10,087)	(19,010)
Accumulated deficit	(549,911)	(84,520)	(310,847)	(196,866)
Total Gridsum's shareholders' equity	533,688	82,026	776,918	(215,808)
Non-controlling interests	10,003	1,537	331	384
Total shareholders' equity	543,691	83,563	777,249	(215,424)
Total liabilities, mezzanine equity and shareholders' equity	1,403,097	215,653	1,208,500	618,246
Convertible Redeemable Series A Preferred Shares
Mezzanine equity
Convertible preferred shares				40,181
Convertible Redeemable Series A-1 Preferred Shares
Mezzanine equity
Convertible preferred shares				28,492
Convertible Redeemable Series B Preferred Shares
Mezzanine equity
Convertible preferred shares				126,641
Convertible Redeemable Series C Preferred Shares
Mezzanine equity
Convertible preferred shares				280,704
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	31	5	31	31
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 176	$ 27	¥ 168	¥ 37